Goodwill	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Goodwill
Goodwill
The continuity of goodwill is as follows:

	June 30, 2019	June 30, 2018
	$	$
Opening balance	240,806	240,534
Exchange differences	(1,052)	272

	239,754	240,806

Impairment testing

Goodwill and indefinite life intangible assets, being the broadcast licenses and certain brands, are tested for impairment annually or more frequently if events or circumstances indicate that the asset might be impaired. The Company tested goodwill for impairment at June 30, 2019 and 2018, in accordance with its policy described in note 3. Goodwill is tested for impairment at the lowest CGU level that goodwill is monitored. On this basis, management has determined that it has four CGU's: i) the Company's production, distribution and licensing of film and television programs business, being the Content Business excluding Peanuts (the "Content Business"); ii) Peanuts; iii) CPLG, which manages copyrights, licensing and brands for third parties; and iv) DHX Television. The CPLG CGU does not have any goodwill or indefinite life intangible assets, and therefore has not been tested for impairment.

As at June 30, 2019, the carrying amount of goodwill was $183,405 in the Content Business, $23,125 in Peanuts, and $33,224 in DHX Television (2018 - $184,314 in the Content Business, $23,268 in Peanuts, and $33,224 in DHX Television).

In assessing the goodwill and indefinite life intangible assets for impairment, the Company compares the carrying value of the CGU to the recoverable amount, where the recoverable amount is the higher of fair value less costs to sell ("FVLCS") and the value-in-use ("VIU"). An impairment charge is recognized to the extent that the carrying value exceeds the recoverable amount.

To determine the recoverable amount for each of it's CGU's, the Company applied the following valuation methods:

CGU's	Valuation methodology
Content Business	Value-in-use
Peanuts	FVLCS
DHX Television	Value-in-use

Value-in-Use

The VIU of the Company's Content Business CGU and DHX Television CGU were determined by discounting two-year cash flow projections prepared from business plans reviewed by senior management and approved by the Board of Directors, and extended for three additional years using industry outlook growth rate assumptions for a total forecast period of five years. The projections reflect management’s expectations of revenue, profit, capital expenditures, working capital and operating cash flows, based on past experience and future expectations of operating performance. Cash flows beyond the five-year period are extrapolated using perpetual growth rates to determine the terminal value.

The discount rates are applied to the cash flows projections and were derived from the weighted average cost of capital and other external sources for each CGU.

The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs:

	Assumptions used
	Perpetual	Pre-tax
CGU's	growth rate	discount rate

Content Business	2.0%	13.8%
DHX Television	0.0%	15.5%

For the Content Business and DHX Television CGU's, the recoverable amount of the CGU's to which goodwill and indefinite life intangible assets have been allocated were greater than their carrying values, as such the Company determined there were no impairments of goodwill or indefinite life intangible assets as at June 30, 2019.

For the DHX Television CGU, management believes any reasonably possible change in the key assumptions on which the estimate of recoverable amount was determined would not result in an impairment.

For the Content Business CGU, management's calculation of value-in-use resulted in the recoverable amount exceeding carrying amount by $24,000. Management performed a sensitivity analysis and determined that an increase in the pre-tax discount rate by 65 basis points, and changing no other assumptions, would result in the carrying amount of the CGU to equal the recoverable amount.

The cash flows used in determining the recoverable amounts for the CGU’s were based on the following key assumptions:
Cash flows from operations for each CGU were projected for a period of five years based on a combination of past experience, actual operating results and forecasted future results.
For the Content Business CGU, key revenue assumptions include i) future production slates (both proprietary and production service), ii) future sources of distribution revenues (linear and digital) and expected sales prices/revenue levels, and iii) consumer products revenue forecasts by brand. These key assumptions represent management’s assessment of future industry trends and are based on both historical results, future projections and external sources. Gross margins for the Content Business were estimated using a combination of both forecast and historical margins.
For the DHX Television CGU, the key revenue assumptions include subscriber levels, rates per subscriber, and future advertising revenues. Subscriber levels were estimated based on management’s assessment of future industry trends, while subscriber rates were based on existing agreements and management’s estimates of future renewal rates. Advertising and promotion revenues were based upon Management’s assessment of future industry trends, based on internal and external sources. Gross margins for DHX Television were estimated using historical margins, while giving consideration to expected future content costs.
Expenditure levels for all CGU’s were forecasted based on management’s assessment of future industry trends.
Cash flow adjustments for capital expenditures for each CGU were based upon management’s sustaining capital expenditure estimates, adjusted for presently planned capital expenditures required to achieve forecast operating levels.
The perpetual growth rates were estimated based upon management’s assessment of future industry trends for each specific CGU.
Fair value less costs to sell

The fair value less costs to sell of the Company's Peanuts CGU was estimated with reference to the sale of 49% of its ownership interest to a third party, Sony Music Entertainment (Japan) Inc. on July 23, 2018 and other relevant market data. The Company's assessment of recoverable amount exceeded the carrying amount of the CGU by a significant margin, and therefore no impairment of goodwill or indefinite life intangible assets in the Peanuts CGU was required as at June 30, 2019.